                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07342
                                   ---------------------------------------------

                         J.P. Morgan Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      522 Fifth Avenue, New York,                NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices)         (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   -----------------------------

Date of fiscal year end:  October 31, 2004
                         -------------------------------------------------------

Date of reporting period:  January 31, 2005
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                    JPMORGAN INTERNATIONAL OPPORTUNITIES FUND

          (FORMERLY JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN INTERNATIONAL OPPORTUNITIES FUND (FORMERLY JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND) PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

    SHARES        ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 98.6%

                  COMMON STOCKS -- 98.6%
                  AUSTRALIA -- 0.0%
        719,595   Southern Pacific Petroleum NL * (d) +                             $             0
                  BRAZIL -- 1.2%
         64,613   Petroleo Brasileiro SA, ADR +                                           2,316,376
                  FINLAND -- 1.2%
         63,000   Stora Enso OYJ, R Shares (f) +                                            906,957
         49,654   Tietoenator OYJ +                                                       1,453,109
                                                                                    ---------------
                                                                                          2,360,066
                  FRANCE -- 14.1%
        130,801   AXA (f) +                                                               3,176,305
         60,929   BNP Paribas (f) +                                                       4,395,416
          4,796   Lafarge SA (f) +                                                          495,132
         21,650   LVMH Moet Hennessy Louis Vuitton SA (f) +                               1,504,718
         61,043   Peugeot SA (f) (l) +                                                    3,800,554
         31,420   Sanofi-Aventis (f) (l) +                                                2,339,969
          4,959   Technip SA (f) (l) +                                                      832,976
        100,660   Thomson SA (f) (l) +                                                    2,557,904
         29,410   Total SA (f) (l) +                                                      6,321,644
         69,200   Veolia Environnement (f) (l) +                                          2,477,085
                                                                                    ---------------
                                                                                         27,901,703
                  GERMANY -- 4.3%
         17,505   BASF AG (f) +                                                           1,197,795
         82,744   Bayer AG (f) +                                                          2,689,015
         24,355   Bayerische Motoren Werke AG (f) +                                       1,026,621
         18,506   E.ON AG (f) +                                                           1,655,499
          8,274   Lanxess AG * +                                                            159,634
         27,646   Schering AG (f) +                                                       1,866,241
                                                                                    ---------------
                                                                                          8,594,805
                  HONG KONG -- 3.3%
        496,000   Cathay Pacific Airways LTD (f) +                                          889,541
        261,731   Hutchison Whampoa LTD (f) +                                             2,382,011
        362,000   Sun Hung Kai Properties LTD (f) +                                       3,352,576
                                                                                    ---------------
                                                                                          6,624,128
                  INDIA -- 2.0%
        160,618   Reliance Industries LTD, GDR, # +                                       3,980,114
                  IRELAND -- 1.1%
         83,009   CRH PLC (f) +                                                           2,201,284
                  ITALY -- 1.7%
        547,638   Banca Intesa SPA (f) +                                                  2,545,819
         30,756   ENI-Ente Nazionale Idrocarburi SPA (f) +                                  750,026
                                                                                    ---------------
                                                                                          3,295,845

                  JAPAN -- 18.6%
         23,500   Canon, Inc. (f) +                                                       1,227,191
        438,000   Daiwa Securities Group, Inc. (f) +                                      2,967,228
        293,000   Fujitsu LTD (f) (l) +                                                   1,702,226
         23,900   Honda Motor Co., LTD (f) +                                              1,249,712
        752,000   Itochu Corp. (f) +                                                      3,557,219
            142   Japan Tobacco, Inc. (f) +                                               1,509,413
         83,600   JFE Holdings, Inc. (f) (l) +                                            2,314,192
         35,500   Kyocera Corp. (f) +                                                     2,560,109
        302,000   Mitsui Chemicals, Inc. (f) +                                            1,744,327
          9,900   NEC Electronics Corp. (f) (l) +                                           500,514
         17,600   Nintendo Co., LTD (f) +                                                 1,997,172
            664   Nippon Telegraph & Telephone Corp. (f) +                                2,793,510
         65,000   Ricoh Co., LTD (f) +                                                    1,147,441
         61,100   Sony Corp. (f) +                                                        2,259,524
         56,600   Suzuki Motor Corp. (f) (l) +                                            1,035,770
         57,600   TheTokyo Electric Power Co., Inc. (f) +                                 1,374,136
         47,000   Toyota Motor Corp. (f) +                                                1,830,168
            833   UFJ Holdings, Inc. (f) +                                                4,976,830
                                                                                    ---------------
                                                                                         36,746,682
                  NORWAY -- 0.9%
        119,098   Statoil ASA (f) +                                                       1,815,653
                  PORTUGAL -- 1.1%
        170,094   Portugal Telecom SGPS SA (f) +                                          2,108,358
                  SINGAPORE -- 1.7%
        164,000   DBS Group Holdings LTD (f) +                                            1,584,485
      1,094,785   Singapore Telecommunications LTD (f) +                                  1,707,204
                                                                                    ---------------
                                                                                          3,291,689
                  SOUTH KOREA -- 3.2%
         76,338   Kookmin Bank , ADR * +                                                  3,313,069
          3,240   Samsung Electronics Co., LTD (f) +                                      1,564,492
         12,775   Samsung SDI Co., LTD (f) +                                              1,396,351
                                                                                    ---------------
                                                                                          6,273,912
                  SPAIN -- 1.9%
         65,720   Iberdrola SA (f) +                                                      1,628,611
         76,200   Industria de Diseno Textil SA (f) +                                     2,157,637
                                                                                    ---------------
                                                                                          3,786,248
                  SWEDEN -- 1.8%
         50,605   Atlas Copco AB, A Shares (f) +                                          2,358,008
         25,025   SKF AB, Ser. B Shares +                                                 1,151,559
                                                                                    ---------------
                                                                                          3,509,567
                  SWITZERLAND -- 6.6%
         81,527   Compagnie Financiere Richemont AG,                                      2,550,777
                  Class A (f) +
         32,825   Roche Holding AG (f) +                                                  3,501,665
         16,617   Synthes, Inc. * (f) +                                                   1,904,347
         40,677   UBS AG (f) +                                                            3,307,533
         10,847   Zurich Financial Services AG (f) +                                      1,804,758
                                                                                    ---------------
                                                                                         13,069,080
                  TAIWAN -- 1.5%
         58,025   Hon Hai Precision Industry Co., GDR,                                      513,242
                  Regulation S +

        711,484   United Microelectronics Corp., ADR * +                                  2,511,539
                                                                                    ---------------
                                                                                          3,024,781
                  THE NETHERLANDS -- 6.7%
        134,748   ING Groep NV (f) +                                                      3,885,532
         14,927   Koninklijke Numico NV * (f) +                                             572,155
         85,503   Koninklijke Philips Electronics NV (f) +                                2,233,456
         44,855   Koninklijke Wessanen NV (f) (l) +                                         646,419
        494,293   Royal KPN NV (f) +                                                      4,758,377
         42,854   TPG NV (f) +                                                            1,174,619
                                                                                    ---------------
                                                                                         13,270,558
                  UNITED KINGDOM -- 24.4%
         95,985   AstraZeneca PLC (f) +                                                   3,603,814
        159,667   BBA Group PLC (f) +                                                       974,292
        207,930   BP PLC (f) +                                                            2,063,542
         45,522   British American Tobacco PLC (f) +                                        790,608
        153,084   British Sky Broadcasting PLC (f) +                                      1,633,259
        317,938   Cadbury Schweppes PLC (f) +                                             2,853,354
        241,069   Centrica PLC (f) +                                                      1,061,347
        361,393   HSBC Holdings PLC (f) +                                                 5,992,162
         47,215   Imperial Tobacco Group PLC (f) +                                        1,241,662
        178,683   Rank Group PLC (f) +                                                      904,518
        123,630   Reckitt Benckiser PLC (f) +                                             3,680,432
        271,924   Royal Bank of Scotland Group PLC +                                      9,029,208
         98,460   SABMiller PLC +                                                         1,510,754
        105,644   Scottish Power PLC +                                                      839,840
        854,618   Tesco PLC (f) +                                                         4,970,875
      2,870,647   Vodafone Group PLC +                                                    7,420,005
                                                                                    ---------------
                                                                                         48,569,672
                  UNITED STATES -- 1.3%
        147,127   News Corp. +                                                            2,475,289
                  ---------------------------------------------------------------------------------
                  Total Common Stocks                                                   195,215,810
                  (Cost $152,429,230)
                  ---------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
     (USD)
---------------------------------------------------------------------------------------------------
                  SHORT - TERM INVESTMENTS - 0.2%

                  U.S. TREASURY SECURITY -- 0.2%
        450,000   U.S Treasury Bill, 2.14%, 2/24/05                                         449,427
                  (Cost $449,384)

    SHARES
                  MONEY MARKET FUND -- 0.0%^
            925   JPMorgan Prime Money Market Fund (a)                                          925
                  (Cost $925)
                  ---------------------------------------------------------------------------------
                  Total Short - Term Investments                                            450,352
                  (Cost $450,309)

                  TOTAL INVESTMENTS -- 98.8%                                        $   195,666,162
                  (COST $152,879,539)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                           2,290,342
                  ---------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                              $   197,956,504
                  ---------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

    SHARES        COLLATERAL INVESTMENTS                                                 VALUE
---------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
      7,173,744   Morgan Stanley Institutional Liquidity Funds                      $     7,173,744
     10,000,000   Barclays Global Investment Prime Money Market Fund.                    10,000,000
                                                                                    ---------------
                                                                                    $    17,173,744
                                                                                    ===============

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                                               PERCENTAGE
---------------------------------------------------------------------------------------------------
Banking                                                                                        17.7%
Telecommunications                                                                              9.4
Oil & Gas                                                                                       6.7
Electronics/Electrical Equipment                                                                6.6
Pharmaceuticals                                                                                 5.7
Chemicals                                                                                       4.9
Retailing                                                                                       4.9
Consumer Products                                                                               4.7
Utilities                                                                                       4.6
Automotive                                                                                      4.5
Insurance                                                                                       4.5
Food/Beverage Products                                                                          2.5
Distribution                                                                                    1.8
Real Estate                                                                                     1.7
Computers/Computer Hardware                                                                     1.6
Financial Services                                                                              1.5
Semi-Conductors                                                                                 1.5
Multi-Media                                                                                     1.3
Diversified                                                                                     1.2
Machinery & Engineering Equipment                                                               1.2
Office/Business Equipment                                                                       1.2
Steel                                                                                           1.2
Construction Materials                                                                          1.1
Health Care/Health Care Services                                                                1.0
Toys & Games                                                                                    1.0
Other (below 1%)                                                                                4.8
---------------------------------------------------------------------------------------------------
Total                                                                                          98.8%
===================================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                NET UNREALIZED
                                            SETTLEMENT           VALUE           APPRECIATION
                            SETTLEMENT         VALUE          AT 1/31/05        (DEPRECIATION)
CONTRACTS TO BUY               DATE            (USD)             (USD)              (USD)
-----------------------------------------------------------------------------------------------
       10,345,446    AUD     02/07/05    $      7,873,291   $      8,014,445   $        141,154
        2,259,129    CHF     02/07/05           1,995,080          1,901,277            (93,803)
        3,520,155    CHF     05/10/05           2,980,000          2,977,691             (2,309)
       15,706,547    EUR     02/07/05          20,234,538         20,475,316            240,778
        3,760,613    GBP     02/07/05           7,089,289          7,090,948              1,659
        8,092,915    HKD     05/10/05           1,043,142          1,042,646               (496)
      824,037,939    JPY     02/07/05           7,864,476          7,967,824            103,348
        2,464,817    NOK     02/07/05             383,533            388,002              4,469
-----------------------------------------------------------------------------------------------
                                        $      49,463,349  $      49,858,149   $        394,800
===============================================================================================

                                                                                NET UNREALIZED
                                            SETTLEMENT           VALUE           APPRECIATION
                            SETTLEMENT         VALUE          AT 1/31/05        (DEPRECIATION)
CONTRACTS TO SELL              DATE            (USD)             (USD)              (USD)
-----------------------------------------------------------------------------------------------
        6,330,281    CHF     02/07/05    $      5,299,976   $      5,327,549   $        (27,573)
       11,602,398    EUR     02/07/05          15,373,552         15,125,080            248,472
        1,200,000    EUR     05/10/05           1,567,104          1,566,709                395
        4,810,199    GBP     02/07/05           9,001,331          9,070,032            (68,701)
       57,272,257    HKD     02/07/05           7,392,640          7,344,451             48,189
      384,182,910    JPY     02/07/05           3,716,757          3,714,759              1,998
        5,850,000    NOK     02/07/05             936,435            920,885             15,550
        2,893,281    SEK     02/07/05             406,245            414,145             (7,900)
        4,249,830    SGD     02/07/05           2,552,603          2,597,034            (44,431)
-----------------------------------------------------------------------------------------------
                                         $     46,246,643   $     46,080,644   $        165,999
===============================================================================================

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows (amounts in thousands):

                           GROSS                GROSS             NET UNREALIZED
    AGGREGATE            UNREALIZED           UNREALIZED           APPRECIATION
       COST             APPRECIATION         DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------
$      152,879,539   $       44,640,245   $       (1,853,622)   $       42,786,623

Abbreviations:
*     -   Non-income producing security.
#     -   All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+     -   All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
^     -   Amount rounds to less than 0.1%.
(a)   -   Affiliated. Money market fund registered under the Investment Company
          Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)   -   Investment of cash collateral for portfolio securities on loan.
(d)   -   Defaulted security.
(f)   -   Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

          FUND                                                 MARKET VALUE            PERCENTAGE
          ----                                                --------------           ----------
          International Opportunities Fund                    $  158,542,072                80.09%

(l)   -   Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR   -   American Depositary Receipt.
AUD   -   Australian Dollar.
CHF   -   Swiss Franc.
EUR   -   Euro.
GBP   -   Great Britain Pound.
GDR   -   Global Depositary Receipt.
HKD   -   Hong Kong Dollar.
JPY   -   Japanese Yen.
NOK   -   Norwegian Krone.
SEK   -   Swedish Krona.
SGD   -   Singapore Dollar.
USD   -   United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                        JPMORGAN INTERNATIONAL VALUE FUND

              (FORMERLY JPMORGAN FLEMING INTERNATIONAL VALUE FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN INTERNATIONAL VALUE FUND (FORMERLY JPMORGAN FLEMING INTERNATIONAL VALUE FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

    SHARES        ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 92.3%

                  COMMON STOCKS -- 91.5%
                  BRAZIL -- 1.1%
         16,270   Petroleo Brasileiro SA, ADR +                                     $       583,280
                  FINLAND -- 2.2%
         35,622   Nokia OYJ (f) +                                                           544,980
         32,306   UPM-Kymmene OYJ (f) +                                                     681,912
                                                                                    ---------------
                                                                                          1,226,892
                  FRANCE -- 10.8%
         36,441   AXA (f) +                                                                 884,915
         28,101   BNP Paribas (f) (l) +                                                   2,027,204
         17,786   Peugeot SA (f) (l) +                                                    1,107,361
          6,477   Societe Generale (f) +                                                    645,351
         16,394   Thomson SA (f) +                                                          416,593
          4,362   Total SA (f) +                                                            937,607
                                                                                    ---------------
                                                                                          6,019,031
                  GERMANY -- 10.6%
         25,283   Bayer AG (f) +                                                            821,647
         36,926   Commerzbank AG * (f) +                                                    785,301
         12,600   Deutsche Bank AG (f) +                                                  1,070,134
         17,845   E.ON AG (f) +                                                           1,596,367
          2,528   Lanxess AG * +                                                             48,777
          9,224   Muenchener Rueckversicherungs AG (f) +                                  1,052,690
         22,000   TUI AG (f) +                                                              513,936
                                                                                    ---------------
                                                                                          5,888,852
                  HONG KONG -- 1.2%
        136,000   Cathay Pacific Airways LTD (f) +                                          243,907
         48,000   Sun Hung Kai Properties LTD (f) +                                         444,540
                                                                                    ---------------
                                                                                            688,447
                  INDIA -- 1.4%
         31,313   Reliance Industries LTD, GDR, # +                                         775,936
                  ITALY -- 5.3%
        211,622   Banca Intesa SPA (f) +                                                    983,773
         32,208   Buzzi Unicem SPA (f) +                                                    525,492
         59,237   ENI SPA (f) +                                                           1,444,573
                                                                                    ---------------
                                                                                          2,953,838
                  JAPAN -- 17.5%
         47,100   Asahi Breweries LTD (f) +                                                 588,320
         84,000   Daiwa Securities Group, Inc. (f) +                                        569,057
         21,300   Honda Motor Co., LTD (f) +                                              1,113,760
        229,000   Itochu Corp. (f) (l) +                                                  1,083,249

             97   Japan Tobacco, Inc. (f) +                                               1,031,078
        126,000   Kubota Corp. (f) +                                                        674,252
        109,000   Mitsubishi Electric Corp. (f) +                                           536,930
        191,000   Mitsui Chemicals, Inc. (f) +                                            1,103,200
        116,500   Nippon Mining Holdings, Inc. (f) # +                                      590,563
            113   Nippon Telegraph & Telephone Corp. (f) +                                  475,401
         32,000   Sankyo Co., LTD (f) +                                                     712,414
            206   UFJ Holdings, Inc. (f) +                                                1,230,765
                                                                                    ---------------
                                                                                          9,708,989
                  NORWAY -- 0.9%
         34,029   Statoil ASA (f) +                                                         518,773
                  RUSSIA -- 0.9%
          3,950   LUKOIL, ADR +                                                             490,906
                  SOUTH KOREA -- 2.8%
          8,770   Hyundai Mobis * (f) +                                                     600,577
         12,145   Kookmin Bank, ADR * +                                                     527,093
          3,685   Samsung SDI Co., LTD (f) +                                                402,783
                                                                                    ---------------
                                                                                          1,530,453
                  SPAIN -- 2.2%
         50,020   Iberdrola SA (f) +                                                      1,239,549
                  SWEDEN -- 2.5%
         11,800   Atlas Copco AB, Class A (f) +                                             549,837
         17,618   SKF AB, B Shares +                                                        810,716
                                                                                    ---------------
                                                                                          1,360,553
                  SWITZERLAND -- 2.9%
         32,319   Compagnie Financiere Richemont AG,                                      1,011,182
                  Class A (f) +
          3,637   Zurich Financial Services AG (f) +                                        605,136
                                                                                    ---------------
                                                                                          1,616,318
                  TAIWAN -- 0.9%
         59,230   Taiwan Semiconductor Manufacturing Co., LTD,                              518,263
                  ADR +
                  THE NETHERLANDS -- 4.7%
         53,196   ING Groep NV (f) +                                                      1,533,935
         49,450   Koninklijke Wessanen NV (f) (l) +                                         712,640
         36,895   Royal KPN NV (f) +                                                        355,175
                                                                                    ---------------
                                                                                          2,601,750
                  UNITED KINGDOM -- 23.6%
         81,779   Aviva PLC (f) +                                                           980,458
        113,253   Barclays PLC (f) +                                                      1,243,599
        156,069   BP PLC (f) +                                                            1,548,862
         48,521   BPB PLC +                                                                 473,821
        344,086   BT Group PLC (f) +                                                      1,354,228
        108,436   HBOS PLC (f) +                                                          1,731,915
         92,869   HSBC Holdings PLC (f) +                                                 1,539,836
        105,314   Rank Group PLC (f) +                                                      533,114
         45,001   Royal Bank of Scotland Group PLC (f) +                                  1,494,254
         94,399   Scottish Power PLC +                                                      750,446
        162,264   Tesco PLC (f) +                                                           943,806
        170,600   TI Automotive LTD, Class A * (f) (i) +                                          0
         47,345   United Business Media PLC (f) +                                           483,170
                                                                                    ---------------
                                                                                         13,077,509

                  ---------------------------------------------------------------------------------
                  Total Common Stocks                                                    50,799,339
                  (Cost $40,251,818)
                  ---------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 0.8%
                  GERMANY -- 0.8%
         22,778   ProSieben SAT.1 Media AG +                                                418,578
                  (Cost $398,717)
                  ---------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
    (USD)
---------------------------------------------------------------------------------------------------
                  SHORT - TERM INVESTMENTS - 4.5%

                  U.S. TREASURY SECURITY -- 0.4%
$       210,000   U.S. Treasury Bills, 2.00%, 2/24/05 @                                     209,735
                  (Cost $209,731)

    SHARES
                  MONEY MARKET FUND -- 4.1%
      2,272,408   JPMorgan Prime Money Market Fund (a)                                    2,272,408
                  (Cost $2,272,408)
                  ---------------------------------------------------------------------------------
                  Total Short - Term Investments                                          2,482,143
                  ($2,482,139)
---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 96.8%                                        $    53,700,060
                  (COST $43,132,674)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%                           1,795,754
---------------------------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                              $    55,495,814
---------------------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

    SHARES                              COLLATERAL INVESTMENTS                           VALUE
---------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
      1,681,048   Morgan Stanley Institutional Liquidity Funds                      $     1,681,048
      1,000,000   Barclays Global Investment Prime Money Market Fund                      1,000,000
                                                                                    ---------------
                                                                                    $     2,681,048
                                                                                    ---------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                              % OF INVESTMENT SECURITIES
----------------------------------------------------------------
Banking                                                     23.9%
Oil & Gas                                                   11.0
Insurance                                                    9.1
Utilities                                                    6.5
Automotive                                                   5.1
Chemicals                                                    5.0
Telecommunications                                           4.9
Money Market Fund                                            4.1
Retailing                                                    3.5
Electronics/Electronical Equipment                           2.4
Food/Beverage Products                                       2.3
Machinery & Engineering Equipment                            2.2
Distribution                                                 2.0
Entertainment & Leisure                                      1.9
Consumer Products                                            1.9
Multi-Media                                                  1.7
Industrial Components                                        1.5
Pharmaceuticals                                              1.3
Paper/Forest Products                                        1.2
Financial Services                                           1.0
Other (below 1%)                                             4.3
----------------------------------------------------------------
Total                                                       96.8%
================================================================

FUTURES CONTRACTS

                                                             NOTIONAL         UNREALIZED
  NUMBER                                                     VALUE AT       APPRECIATION/
    OF                                                        1/31/05       (DEPRECIATION)
CONTRACTS   DESCRIPTION                EXPIRATION DATE          (USD)            (USD)
------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
       46   DJ Euro Stoxx              March, 2005       $     1,795,301   $        17,747
       11   FTSE 100 Index             March, 2005             1,001,255               297
        7   Topix Index                March, 2005               772,365            (2,693)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                NET UNREALIZED
                                            SETTLEMENT           VALUE           APPRECIATION
                            SETTLEMENT         VALUE          AT 1/31/05        (DEPRECIATION)
CONTRACTS TO BUY               DATE            (USD)             (USD)              (USD)
-----------------------------------------------------------------------------------------------
3,274,477            AUD     02/24/05    $      2,539,797   $      2,533,713   $         (6,084)
1,453,282            CHF     02/24/05           1,241,230          1,224,071            (17,159)
14,114,276           DKK     02/24/05           2,476,362          2,473,105             (3,257)
1,840,000            EUR     02/24/05           2,463,000          2,399,072            (63,928)
1,515,000            GBP     02/24/05           2,855,753          2,853,997             (1,756)
907,161              HKD     02/24/05             116,438            116,426                (12)
396,260,270          JPY     02/24/05           3,858,987          3,835,858            (23,129)
1,326,085            NOK     02/24/05             212,101            208,822             (3,279)
583,105              SGD     02/24/05             355,314            356,467              1,153
                                         ----------------   ----------------   ----------------
                                         $     16,118,982   $     16,001,530   ($       117,451)
                                         ================   ================   ================

                                                                                NET UNREALIZED
                                            SETTLEMENT           VALUE           APPRECIATION
                            SETTLEMENT         VALUE          AT 1/31/05        (DEPRECIATION)
CONTRACTS TO SELL              DATE            (USD)             (USD)              (USD)
-----------------------------------------------------------------------------------------------
5,236,909            EUR    02/24/05     $      6,856,962   $      6,828,109   $         28,853
1,417,417            GBP    02/24/05            2,632,377          2,670,168            (37,791)
4,558,387            HKD    02/24/05              589,320            585,032              4,288
228,028,720          JPY    02/24/05            2,220,295          2,207,352             12,943
3,083,059            NOK    02/24/05              505,627            485,497             20,130
1,623,910            SEK    02/24/05              236,248            232,504              3,744
                                         ----------------   ----------------   ----------------
                                         $     13,040,829   $     13,008,662   $         32,167
                                         ================   ================   ================

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                           GROSS                GROSS             NET UNREALIZED
    AGGREGATE            UNREALIZED           UNREALIZED           APPRECIATION
       COST             APPRECIATION         DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------
$      43,132,674    $    10,760,563      $     (193,177)         $   10,567,386

Abbreviations:

*     -    Non-income producing security.
#     -    All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+     -    All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
@     -    Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)   -    Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)   -    Investment of cash collateral for portfolio securities on loan.
(f)   -    Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

           FUND                                 MARKET VALUE                   PERCENTAGE
           ----                               ---------------                  ----------
           International Value Fund           $    45,820,101                       82.56%

(i)   -    Security is considered illiquid and may be difficult to sell.
(l)   -    Security, or portion of a security, has been delivered to
           counterparty as part of security lending transaction.
ADR   -    American Depositary Receipt.
AUD   -    Australian Dollar.
CHF   -    Swiss Franc.
DKK   -    Danish Krone.
EUR   -    Euro.
GBP   -    Great Britain Pound.
GDR   -    Global Depositary Receipt.
HKD   -    Hong Kong Dollar.
JPY   -    Japanese Yen.
NOK   -    Norwegian Krone.
SEK   -    Swedish Krona.
SGD   -    Singapore Dollar.
USD   -    United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005
(Amounts in thousands) (unaudited)

    SHARES        ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 88.2%

                  PREFERRED STOCKS -- 0.5%
                  FINANCIAL SERVICES -- 0.5%
              3   Pinto Totta International Finance, 7.77%, FRN, #                            3,665
                  (Cost $3,903)

   PRINCIPAL
    AMOUNT
---------------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITY -- 0.1%
                  UNITED STATES -- 0.1%
$           400   U.S. Treasury Notes & Bonds, 2.00%, 08/31/05 @                                398
                  (Cost $400)

                  STATE AND MUNICIPAL OBLIGATIONS -- 74.0%
                  ALABAMA -- 1.1%
          5,000   Jefferson County, Limited Obligation, Ser. A, Rev.,                         5,326
                  5.00%, 01/01/09 +
          2,620   Jefferson County, Limited Obligation, Ser. A, Rev.,                         2,824
                  5.00%, 01/01/10 +
                                                                                    ---------------
                                                                                              8,150

                  ARIZONA -- 0.3%
          1,500   Maricopa County Pollution Control Corp., PCR,                               1,472
                  Southern California Edison Co., Ser. A, Rev., Adj.,
                  2.90%, 06/01/35 +
          1,000   Maricopa County School District No. 6-Washington                            1,064
                  Elementary, Ser. B, GO, 7.10%, 07/01/06 +
                                                                                    ---------------
                                                                                              2,536

                  CALIFORNIA -- 4.0%
         10,000   California State, Economic Recovery, Ser. B, GO,                           10,728
                  Adj., 5.00%, 07/01/23 +
          5,000   California State, Economic Recovery, Ser. B, GO,                            5,300
                  Adj., 5.00%, 07/01/23 +
          1,000   California State, GO, 7.00%, 08/01/07 +                                     1,105
          3,500   California Statewide Communities Development                                3,455
                  Authority, Kaiser Permanente, Ser. F, Rev., Adj.,
                  2.30%, 04/01/33 +
          5,000   California Statewide Communities Development                                4,936
                  Authority, Kaiser Permanente, Ser. G, Rev., Adj.,
                  2.30%, 04/01/34 +
          1,000   Central Valley School District Financing Authority,                         1,159
                  Ser. A, Rev., MBIA, 6.20%, 02/01/10 +
          3,500   Sacramento County Sanitation District, Ser. A,                              3,637
                  Rev., 5.88%, 12/01/27
                                                                                    ---------------
                                                                                             30,320

                  COLORADO -- 0.3%
          2,500   Colorado Health Facilities Authority, Evangelical                           2,505
                  Lutheran, Ser. B, Rev, Adj, 3.75%, 06/01/34 +

                  CONNECTICUT -- 1.7%
          2,000   Connecticut Resource Recovery Authority,                                    2,048
                  American Ref-Fuel Co., Ser. A, Rev., MBIA, 5.50%,
                  11/15/05 +
          3,000   Connecticut State Development Authority, PCR,                               3,008
                  Ser. A,  Rev., Adj., AMBAC, 3.35%, 05/01/31 +
          4,440   Connecticut State, Ser. D, GO, MBIA, 5.00%,                                 4,814
                  12/01/08 +
          2,850   Connecticut State, Ser. D, GO, MBIA, 5.00%,                                 3,120
                  12/01/09 +
                                                                                    ---------------
                                                                                             12,990

                  FLORIDA -- 1.8%
          1,000   Escambia County Health Facilities Authority,                                1,044
                  Ascension Health Credit, Ser. A, Rev., 5.00%,
                  11/15/06 +
          1,855   Escambia County Health Facilities Authority,                                2,107
                  Ascension Health Credit, Ser. A-1, Rev., (p), AMBAC,
                  5.75%, 11/15/09 +
          9,200   Reedy Creek Improvement District, Florida Utilities,                       10,329
                  Ser. 2, Rev., MBIA, 5.25%, 10/01/11
                                                                                    ---------------
                                                                                             13,480

                  GEORGIA -- 1.2%
          1,680   Fulco Hospital Authority, Health Systems, Catholic                          1,844
                  Health East, Ser. A, Rev., RAC, MBIA, 5.50%,
                  11/15/08 +
          7,000   Georgia State Road & Tollway Authority, Governors                           7,502
                  Transportation Choices, Rev., 5.00%, 03/01/08 +
                                                                                    ---------------
                                                                                              9,346

                  ILLINOIS -- 2.3%
          2,625   Chicago, Illinois, Tax Increment, Pilsen Redevelopment, Ser.                2,660
                  A, Tax Allocation, AMBAC, 4.35%, 06/01/13 +
          1,015   Grundy County School District No. 54 Morris, Ser.                           1,115
                  A, GO, AMBAC, 5.50%, 12/01/08 +
          4,000   Illinois Development Finance Authority, Gas Supply,                         4,015
                  Peoples Gas Light & Coke, Ser. B, Rev., Adj.,
                  AMBAC, 3.05%, 02/01/33 +
          2,500   Illinois Development Finance Authority, PCR, Illinois                       2,718
                  Power Company Project, Ser. A, Rev., (p), 7.38%,
                  07/01/06 +
          1,350   Illinois Health Facilities Authority, University of                         1,425
                  Chicago Hospital System, Rev., MBIA, 5.00%,
                  08/15/07 +
          5,500   Illinois State, GO, FGIC, 5.13%, 12/01/10 +                                 5,740
                                                                                    ---------------
                                                                                             17,673

                  INDIANA -- 0.6%
          3,300   Indiana Transportation Finance Authority, Airport                           3,507
                  Facilities Lease, Ser. A, Rev., AMBAC, 6.00%,
                  11/01/06 +
          1,010   St. Joseph County Hospital Authority, Health                                1,099
                  System, Ser. A, Rev., MBIA, 5.50%, 08/15/08
                                                                                    ---------------
                                                                                              4,606

                  IOWA -- 0.3%
          1,895   Iowa Finance Authority, Hospital Facility, Health                           1,991
                  System, Ser. A, Rev., MBIA, 5.25%, 07/01/07 +

                  KENTUCKY -- 0.1%

            640   Owensboro, Kentucky, Electric Light & Power, Rev.,                            689
                  (p), 6.85%, 01/01/08

                  MARYLAND -- 8.3%
          2,000   Maryland State Health & Higher Educational                                  2,023
                  Facilities Authority, Johns Hopkins Hospital, Ser. A,
                  Rev., 4.50%, 08/01/05 +
          5,445   Maryland State, State & Local Facilities, Capital                           5,981
                  Improvement, Ser. A, GO, 5.50%, 08/01/08 +
         11,525   Maryland State, State and Local Facilities, Second                         12,252
                  Series, GO, 5.00%, 08/01/07 +
          4,000   Northeast Waste Disposal Authority, Resource                                4,260
                  Recovery Revenue, Solid Waste, Montgomery
                  County Resource Recovery Project, Ser. A, Rev.,
                  6.00%, 07/01/07
          5,410   Northeast Waste Disposal Authority, Resource                                5,863
                  Recovery Revenue, Solid Waste, Rev., AMBAC,
                  5.25%, 04/01/09
          5,960   Prince Georges County, Public Improvement, CONS, Ser.                       6,457
                  C, GO, 5.00%, 12/01/08
         12,440   University System of Maryland, Auxiliary Facilities                        13,324
                  & Tuition, Ser. A, Rev., 5.00%, 04/01/08
         11,905   Washington Suburban Sanitation District, General                           13,217
                  Construction, GO, 5.00%, 06/01/11
                                                                                    ---------------
                                                                                             63,377

                  MASSACHUSETTS -- 0.8%
          5,000   Massachusetts State, CONS, Ser. B, GO, (p),                                 5,736
                  6.00%, 06/01/10 +

                  MICHIGAN -- 1.9%
          6,425   Detroit, Michigan, Ser. A, GO, FSA, 5.00%, 04/01/08 +                       6,868
          1,000   Michigan Higher Education Student Loan Authority,                           1,002
                  Student Loan, Ser. XVII-I, Rev., AMBAC, 3.30%,
                  03/01/09 +
          1,000   Michigan State Hospital Finance Authority,                                  1,136
                  Ascension Health Credit, Ser. A, Rev., (p), MBIA,
                  5.75%, 11/15/09 +
          3,000   Michigan State Hospital Finance Authority,                                  3,225
                  Ascension Health Credit, Ser. B, Rev., Adj., 5.38%,
                  11/15/33 +
          1,000   Michigan State, GO, 5.25%, 12/01/10 +                                       1,117
          1,000   Michigan Strategic Fund, Dow Chemical Project,                              1,049
                  Rev., Adj., 4.60%, 06/01/14 +
                                                                                    ---------------
                                                                                             14,397

                  MISSISSIPPI -- 0.3%
          2,300   Mississippi Business Finance Corp., Solid Waste                             2,274
                  Disposal, Waste Management, Inc. Project, Rev.,
                  Adj., 2.30%, 03/01/27 +

                  MISSOURI -- 0.7%
          5,000   Missouri State, 3rd Building, Ser. A, GO, 5.00%,                            5,420
                  10/01/08 +

                  NEW JERSEY -- 6.2%
          2,550   New Jersey Economic Development Authority,                                  2,673
                  Cigarette Tax, Rev., 5.00%, 06/15/07 +
          3,000   New Jersey Economic Development Authority,                                  3,245
                  Cigarette Tax, Rev., FGIC, 5.00%, 06/15/09
          3,000   New Jersey Economic Development Authority,                                  3,245
                  Cigarette Tax, Rev., FSA, 5.00%, 06/15/09 +
         12,150   New Jersey Economic Development Authority,                                 13,204
                  School Facilities Construction, Ser. G, Rev., 5.00%,
                  09/01/09
          8,000   New Jersey State Turnpike Authority, Ser. A, Rev.,                          8,018
                  AMBAC, 3.15%, 01/01/35
          5,000   New Jersey Transportation Trust Fund Authority,                             5,305
                  Transportation System, Ser. A, Rev., MBIA, 5.00%,
                  12/15/07
         10,000   New Jersey Transportation Trust Fund Authority,                            11,163
                  Transportation System, Ser. B, Rev., FGIC, 5.25%,
                  12/15/11
                                                                                    ---------------
                                                                                             46,853

                  NEW MEXICO -- 0.1%
            340   New Mexico State Highway Commission, Common                                   352
                  Tax, Sub Lien, Ser. B, Rev., 5.00%, 06/15/06
            660   New Mexico State Highway Commission, Common                                   684
                  Tax, Sub Lien, Ser. B, Rev., (p), 5.00%, 06/15/06
                                                                                    ---------------
                                                                                              1,036

                  NEW YORK -- 9.8%
          3,000   Dutchess County IDA, IBM Project, Rev., Adj.,                               3,290
                  5.45%, 12/01/29 +
          1,400   Long Island Power Authority, Electric Systems, Ser.                         1,449
                  8, Sub Ser. 8-F, Rev., Adj., MBIA, 5.00%, 04/01/11 +
          1,280   Long Island Power Authority, Electric Systems, Ser.                         1,292
                  B, Rev., 5.00%, 06/01/05 +
          3,500   Long Island Power Authority, Electric Systems, Ser.                         3,607
                  B, Rev., 5.00%, 06/01/06 +
          2,500   Municipal Assistance Corp. for the City of New                              2,631
                  York, Ser. G, Rev., 6.00%, 07/01/06 +
          1,300   Municipal Assistance Corporation for the City of                            1,415
                  New York, Ser. O, Rev., 5.25%, 07/01/08 +
          2,000   New York City Health & Hospital Corp., Health                               2,165
                  Systems, Ser. A, Rev., AMBAC, 5.00%, 02/15/09
          3,720   New York City Municipal Water Finance Authority,                            3,929
                  Water & Sewer System, Ser. B, Rev., (p), FSA,
                  5.88%, 06/15/06
          8,750   New York City Municipal Water Finance Authority,                            9,452
                  Water & Sewer System, Ser. B, Rev., MBIA, 5.80%,
                  06/15/29 @
            800   New York City, New York, Ser. B, GO, 5.10%,                                   852
                  08/01/08
          5,000   New York City, New York, Ser. D, GO, MBIA,                                  5,372
                  6.20%, 02/01/07
          1,400   New York City, New York, Ser. F, GO, 5.70%,                                 1,466
                  08/01/06
          3,000   New York City, New York, Ser. G, GO, 5.00%,                                 3,168
                  08/01/07
          5,000   New York City, New York, Ser. G, GO, MBIA,                                  5,379
                  5.00%, 08/01/10

          1,800   New York Convention Center Operating Corp., Yale                            1,855
                  Building Acquisition Project, COP, 5.25%, 06/01/08
          1,000   New York State Dormitory Authority, City                                    1,046
                  University System, Ser. E, Rev, 5.75%, 07/01/06
          2,530   New York State Dormitory Authority, Department of                           2,733
                  Health, Ser. 2, Rev., 5.00%, 07/01/09
          2,940   New York State Dormitory Authority, Department of                           3,207
                  Health, Ser. 2, Rev., 5.00%, 07/01/10
          6,480   New York State Dormitory Authority, Hospital, Ser.                          7,091
                  A, Rev., FSA, 5.00%, 02/15/10
          1,310   New York State Dormitory Authority, State                                   1,415
                  Department of Health, Rev., 5.25%, 07/01/08
          5,000   New York State Urban Development Corp., Income                              5,171
                  Tax, Ser. A-4, Rev., 4.00%, 03/15/07
          5,000   Triborough Bridge & Tunnel Authority, General                               5,327
                  Purpose, Ser. B, Rev., 5.00%, 11/15/07
          1,255   Triborough Bridge & Tunnel Authority, General                               1,296
                  Purpose, Ser. SR, Rev., (p), 5.00%, 01/01/07
                                                                                    ---------------
                                                                                             74,608

                  NORTH CAROLINA -- 6.8%
         11,720   North Carolina State, GO, 5.00%, 03/01/09                                  12,768
         24,870   North Carolina State, GO, 5.00%, 03/01/13                                  27,828
         10,010   North Carolina State, Ser. A, GO, (p), 5.00%,                              10,954
                  04/01/08
                                                                                    ---------------
                                                                                             51,550

                  OHIO -- 2.6%
          3,500   Gateway Economic Development Corporation,                                   3,558
                  Greater Cleveland Excise Tax, Senior Lien, FSA,
                  5.13%, 09/01/05 +
          1,500   Ohio State Air Quality Development Authority, Ohio                          1,510
                  Edison Project, Ser. A,  Rev., Adj., AMBAC, 3.25%,
                  02/01/15
         13,415   Ohio State Building Authority, State Facilities,                           14,918
                  Administration Builing Fund Project, Ser. B, Rev.,
                  MBIA, 5.00%, 10/01/12
                                                                                    ---------------
                                                                                             19,986

                  OREGON -- 1.1%
          3,000   Oregon State Housing & Community Services                                   2,999
                  Department, Single Family Mortgage Program, Ser.
                  O-4, Rev., 2.45%, 03/15/06
          5,000   Salem-Keizer School District No. 24J, School Board                          5,462
                  Guaranty, GO, (p), 5.00%, 06/01/09
                                                                                    ---------------
                                                                                              8,461

                  PENNSYLVANIA -- 0.5%
          3,000   Luzerne County IDA, Water Facilities, Ser. A, Rev.,                         3,028
                  AMBAC, 3.60%, 01/01/33 +
          1,000   Pittsburgh, Pennsylvania, Ser. 2002-2004,2006,2008                          1,040
                  & 2009, GO, AMBAC, 5.00%, 09/01/06
                                                                                    ---------------
                                                                                              4,068

                  PUERTO RICO -- 0.4%
          3,000   Puerto Rico Highway & Transportation Authority,                             3,165
                  Ser. AA, Rev., 5.00%, 07/01/07

                  TENNESSEE -- 4.1%
         28,565   Metropolitan Government Nashville & Davidson                               31,306
                  County Health & Educational Facility Board,
                  Vanderbilt University, Ser. B-3, Rev., MBIA,
                  5.00%, 10/01/44 +

                  TEXAS -- 5.5%
          1,925   Brazos River Authority, PCR, Utilities Electric Co.,                        1,976
                  Ser. B, Rev., Adj., 5.05%, 06/01/30 +
          2,500   Brazos River Harbor Navigation District, Brazoria                           2,607
                  County Environmental, Dow Chemical Co. Project,
                  Ser. A-3, Rev., Adj., 4.95%, 05/15/33 +
         10,000   Houston, Texas, Water & Sewer System, Junior                               11,194
                  Lien, Ser. B, Rev., (p), FGIC, 5.25%, 12/01/10 +
          2,475   Matagorda County Navigation District No. 1, PCR,                            2,552
                  Central Power & Light Co., Ser. A, Rev., Adj, 4.55%,
                  11/01/29 +
          6,825   San Antonio, Texas, Hotel Occupancy Tax, Sub                                7,289
                  Lien, Ser. B, Rev., AMBAC, 5.00%,
                  08/15/34
          6,100   Texas Public Finance Authority, Ser. 2003, GO,                              6,590
                  5.00%, 10/01/08
          5,620   Texas State University Systems, Financing, Rev.,                            6,228
                  FSA, 5.00%, 03/15/13
          3,000   Travis County Health Facilities Development Corp.,                          3,217
                  Ascension Health Credit, Ser. A, Rev., MBIA, 5.75%,
                  11/15/07
                                                                                    ---------------
                                                                                             41,653

                  VIRGINIA -- 5.6%
          2,000   Big Stone Gap Redevelopment & Housing Authority,                            2,122
                  Correctional Facilities Lease, Rev., 5.00%, 09/01/07 +
          7,120   Loudoun County, Public Improvement, Ser. A, GO,                             7,667
                  5.00%, 05/01/08 +
          2,000   Louisa IDA, Solid Waste & Sewer Disposal, Electric                          1,968
                  & Power Co. Project, Ser. A, Rev., Adj., 2.30%,
                  03/01/31 +
          2,610   Peninsula Ports Authority, Dominion Terminal                                2,624
                  Association Project, Rev., Adj., 3.30%, 10/01/33
          3,505   Virginia Beach, Virginia, Public Improvement, Ser. B,                       3,891
                  GO, 5.00%, 05/01/12
          3,000   Virginia Beach, Virginia, Public Improvement, Ser. B,                       3,342
                  GO, 5.00%, 05/01/13
          8,500   Virginia Commonwealth Transportation Board,                                 9,438
                  Federal Highway Reimbursement Notes, Rev.,
                  5.00%, 10/01/11
         10,560   Virginia Public Building Authority, Public Facilities,                     11,405
                  Ser. B, Rev., 5.00%, 08/01/08
                                                                                    ---------------
                                                                                             42,457

                  WASHINGTON -- 2.8%
          1,070   Conservation & Renewable Energy System,                                     1,116
                  Conservation Project, Rev., 5.00%, 10/01/06 +
          1,175   Conservation & Renewable Energy System,                                     1,246
                  Conservation Project, Rev., 5.00%, 10/01/07 +
          3,170   Port of Seattle, Ser. B, GO, FSA, 5.00%, 11/01/09                           3,435
         11,100   Port of Seattle, Ser. C, GO, FSA, 5.25%, 11/01/11                          12,278
          2,000   Snohomish County Public Utility District No. 1,                             2,045
                  Electric, Rev., 5.00%, 12/01/05
          1,310   Tacoma, Washington, Conservation System                                     1,396
                  Project, Rev., 5.00%, 12/01/07
                                                                                    ---------------
                                                                                             21,516

                  WISCONSIN -- 2.8%
          2,500   Wisconsin State Health & Educational Facilities                             2,527
                  Authority, Ministry Health Care, Inc., Ser. B, Rev.,
                  3.50%, 05/15/07
         17,205   Wisconsin State, Petroleum Inspection Fee, Ser. 1,                         18,863
                  Rev., FSA, 5.00%, 07/01/10
                                                                                    ---------------
                                                                                             21,390

                  ---------------------------------------------------------------------------------
                  Total State and Municipal Obligations                                     563,539
                  (Cost $563,713)
                  ---------------------------------------------------------------------------------

                  CORPORATE NOTES & BONDS -- 7.7%
                  AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
          1,350   National Agricultural Cooperative Federation (South                         1,413
                  Korea), 5.75% to 06/09; thereafter FRN, 6/18/14

                  AUTOMOTIVE -- 0.7%
          5,700   Ford Motor Credit Co., 4.95%, 01/15/08 +                                    5,652

                  BANKING -- 0.9%
          1,800   Bacob Bank SC (Belgium), 7.25%, to 09/07:                                   1,940
                  thereafter FRN, 12/31/49, # +
                  KorAm Bank (South Korea),
          2,650   4.68%, to 06/08; thereafter FRN, 06/18/13,                                  2,659
                  Ser. E, MTN
          2,200   6.95%, 12/06/11                                                             2,313
                                                                                    ---------------
                                                                                              4,972
                                                                                    ---------------
                                                                                              6,912

                  COMPUTERS/COMPUTER HARDWARE -- 0.1%
            750   Hewlett-Packard Co., 3.63%, 03/15/08 +                                        744

                  CONSUMER PRODUCTS -- 0.6%
          2,650   Diageo Finance BV (The Netherlands), 3.00%,                                 2,618
                  12/15/06 +
          2,200   Deluxe Corp., 3.50%, 10/01/07, Ser. B +                                     2,163
                                                                                    ---------------
                                                                                              4,781

                  FINANCIAL SERVICES -- 2.4%
          3,550   BNP U.S. Funding LLC, 7.74%, to 12/07;                                      3,898
                  thereafter FRN, 12/31/49, # +
          5,350   Capital One Financial Corp., 8.75%, 02/01/07 +                              5,842
          1,400   MBNA America Bank N.A., 4.63%, 08/03/09 +                                   1,420
          1,300   Mizuho JGB Investment LLC, 9.87%, to                                        1,514
                  06/08; thereafter FRN, 12/31/49, # +
          4,950   Natexis AMBS Co., LLC, 8.44%, to 06/08,                                     5,604
                  thereafter FRN, 12/31/49, # +
                                                                                    ---------------
                                                                                             18,278

                  INSURANCE -- 0.5%
          3,400   Prudential Financial, Inc., 4.10%, 11/15/06                                 3,429

                  METALS/MINING -- 0.6%
          4,400   BHP Finance USA LTD (Australia) (Yankee), 6.69%,                            4,554
                  03/01/06 +

                  PHARMACEUTICALS -- 0.1%
            750   Hospira, Inc., 4.95%, 06/15/09 +                                              765

                  TELECOMMUNICATIONS -- 1.3%
          1,750   France Telecom (France), 7.95%, 03/01/06 +                                  1,828
          1,950   Deutsche Telekom International Finance BV (The                              1,986
                  Netherlands), 8.25%, 06/15/05 +
                  Telecom Italia Capital SA (Luxembourg),
          1,600     4.00%, 11/15/08                                                           1,587
          1,350     4.00%, 01/15/10, #                                                        1,318
                                                                                    ---------------
                                                                                              2,905

          2,825   Sprint Capital Corp., 6.00%, 01/15/07                                       2,937
                                                                                    ---------------
                                                                                              9,656

                  UTILITIES -- 0.3%
          1,400   FPL Group Capital, Inc., 1.88%, 03/30/05 +                                  1,398
            800   Public Service Co. of Colorado, 4.38%, 10/01/08                               809
                                                                                    ---------------
                                                                                              2,207

                  ---------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                              58,391
                  (Cost $59,248)
                  ---------------------------------------------------------------------------------

                  RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.0%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
                  Structured Adjustable Rate Mortgage Loan Trust,
          6,350     4.72%, 07/25/34, Ser. 2004-8, Class 5A2, FRN                              6,341
          7,599     5.02%, 06/25/34, Ser. 2004-6, Class 5A1, FRN                              7,655
                  Wells Fargo Mortgage Backed Securities Trust,
          4,252     4.75%, 06/25/34, Ser. 2004-F, Class A8, FRN                               4,272
          4,950     3.54%, 09/25/34, Ser. 2004-S, Class A3, FRN                               4,953
                                                                                    ---------------
                                                                                              9,225
                  ---------------------------------------------------------------------------------

                  Total Residential Mortgage Backed Securities                               23,221
                  (Cost $23,314)
                  ---------------------------------------------------------------------------------

                  COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.5%
          3,250   Credit Suisse First Boston Mortgage Securities                              3,256
                  Corp., 4.30%, 07/15/36, Ser. 2004-C3, Class A3 +
                  LB-UBS Commercial Mortgage Trust,
          9,150     3.25%, 03/15/29, Ser. 2004-C2, Class A2 +                                 8,858
          6,850     3.48%, 07/15/27, Ser. 2003-C5, Class A2 +                                 6,728
                                                                                    ---------------
                                                                                             15,586
                  ---------------------------------------------------------------------------------

                  Total Commercial Mortgage Backed Securities                                18,842
                  (Cost $19,190)
                  ---------------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 0.1%
            800   Capital One Auto Finance Trust, 3.18%, 09/15/10,                              791
                  Ser. 2003-B, Class A4 +
                  (Cost $800)

                  PARTICIPATORY NOTE -- 0.3%
                  DIVERSIFIED -- 0.3%
          2,600   Tyco International Group SA Participation Certificate                       2,630
                  Trust, 4.44%, 06/15/07, #
                  (Cost $2,600)
                  ---------------------------------------------------------------------------------
                  Total Long-Term Investments                                               671,477
                  (Cost $673,168)
                  ---------------------------------------------------------------------------------

                  SHORT - TERM INVESTMENTS - 7.9%

                  STATE AND MUNICIPAL SECURITIES -- 0.7%
                  CALIFORNIA -- 0.7%
          5,625   California State, Ser. D-1, GO, FRDO, 1.95%,                                5,625
                  02/10/05 +
                  (Cost $5,625)

    SHARES
---------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 7.2%
         54,723   JPMorgan Tax Free Money Market Fund (a) +                                  54,723
                  (Cost $54,723)
                  ---------------------------------------------------------------------------------
                  Total Short-Term Investments                                               60,348
                  (Cost $60,348)

         ------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 96.1%                                         $       731,825
                  (COST $733,516)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.9%                              29,932
                  NET ASSETS -- 100.0%                                                      761,757
         ------------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                         NOTIONAL         UNREALIZED
  NUMBER                                                 VALUE AT       APPRECIATION/
    OF                             EXPIRATION            1/31/05        (DEPRECIATION)
CONTRACTS   DESCRIPTION               DATE                (USD)             (USD)
--------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
       58   Eurodollar             March, 2005               $14,068             $  (2)
       73   Euro-BOBL              March, 2005                10,800                16
      235   30 Day Federal Funds   April, 2005                95,212               (12)
       24   Eurodollar             June, 2005                  5,804                (4)
      170   Eurodollar             December, 2005             40,930              (118)

            SHORT FUTURES OUTSTANDING
     (326)  5 Year Treasury Note   March, 2005               (35,616)               52
     (345)  2 Year Treasury Note   March, 2005               (72,127)               64
      (48)  Euro-BUND              March, 2005                (7,504)              (90)
      (58)  Eurodollar             March, 2006               (13,945)                9
      (24)  Eurodollar             June, 2006                 (5,764)                7
     (170)  Eurodollar             December, 2006            (40,766)               93

SWAP CONTRACTS

                                                                                         UNDERLYING       UNREALIZED
                                                                          EXPIRATION      NOTIONAL       APPRECIATION
DESCRIPTIONS                                                                 DATE           VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on U.S.           02/24/05      $    28,100    $           15
Treasury Note, 3.25%, 08/15/08, price less 99.10, the Fund pays positive, receives negative.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows (Amounts in Thousands):

                           GROSS                GROSS             NET UNREALIZED
    AGGREGATE            UNREALIZED           UNREALIZED           APPRECIATION
       COST             APPRECIATION         DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------
$          733,516   $            2,296   $           (3,987)   $           (1,691)

Abbreviations:

+      -   All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
#      -   All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@      -   Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)    -   Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(p)    -   Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.   -   Adjustable. The interest rate shown is the rate in effect at
           January 31, 2005.
AMBAC  -   American Municipal Bond Assurance Corp.
CONS   -   Consolidated Bonds.
COP    -   Certificates of Participation.
FGIC   -   Financial Guaranty Insurance Co.
FRN    -   Floating Rate Note. The interset rate shown is the rate in effect at
           January 31, 2005.
FSA    -   Financial Securities Association.
GO     -   General Obligation Bond.
MBIA   -   Municipal Bond Insurance Association.
MTN    -   Medium Term Note.
PCR    -   Pollution Control Revenue.
RAC    -   Revenue Anticipation Certificate.
Rev.   -   Revenue Bond.
Ser.   -   Series.
USD    -   United States Dollar.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                      JPMORGAN EMERGING MARKETS EQUITY FUND

            (FORMERLY JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN EMERGING MARKETS EQUITY FUND (FORMERLY JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

    SHARES        ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 91.8%

                  COMMON STOCKS -- 90.7%
                  BERMUDA -- 2.2%
      7,359,000   Star Cruises LTD *                                                $     2,247,630
                  BRAZIL -- 7.2%
         68,091   Petroleo Brasileiro SA, ADR                                             2,441,062
        161,977   Tele Norte Leste Participacoes SA, ADR                                  2,334,089
         81,229   Uniao de Bancos Brasileiros SA, GDR                                     2,501,041
                                                                                    ---------------
                                                                                          7,276,192
                  CHINA -- 4.8%
      8,639,000   Guangdong Kelon Electrical Holdings, Class H * (f)                      1,776,624
      1,416,000   Huaneng Power International, Inc., Class H (f)                            997,123
      6,115,413   PICC Property & Casualty Co., LTD, Class H * (f)                        2,021,295
                                                                                    ---------------
                                                                                          4,795,042
                  EGYPT -- 3.7%
         58,854   Orascom Telecom Holding SAE * (f)                                       3,749,005
                  HUNGARY -- 2.4%
         18,127   Gedeon Richter LTD, ADR *                                               2,377,380
                  INDIA -- 4.9%
        143,676   Dr. Reddy's Laboratories LTD, ADR                                       2,428,124
         99,807   Reliance Industries LTD, GDR, #                                         2,473,217
                                                                                    ---------------
                                                                                          4,901,341
                  INDONESIA -- 4.6%
      7,727,500   Bank Rakyat Indonesia (f)                                               2,317,168
        111,610   Telekomunikasi Indonesia TBK PT, ADR                                    2,315,908
                                                                                    ---------------
                                                                                          4,633,076
                  LUXEMBOURG -- 2.6%
         52,732   Tenaris SA, ADR                                                         2,599,688
                  MALAYSIA -- 1.5%
      3,227,500   MK Land Holdings BHD (f)                                                1,546,909
                  MEXICO -- 5.5%
         53,687   America Movil SA de CV, Ser. L, ADR                                     2,848,633
         78,007   Grupo Elektra SA de CV, ADR                                             2,674,080
                                                                                    ---------------
                                                                                          5,522,713
                  PHILIPPINES -- 2.4%
     15,667,063   SM Prime Holdings, Inc.                                                 2,446,423
                  RUSSIA -- 7.2%
         35,757   MMC Norilsk Nickel, ADR                                                 2,048,876
         70,284   Mobile Telesystems, ADR                                                 2,528,818
         73,954   Vimpel-Communications, ADR *                                            2,677,135
                                                                                    ---------------
                                                                                          7,254,829
                  SOUTH AFRICA -- 8.4%
        587,874   FirstRand LTD (f)                                                       1,346,841
        108,260   Harmony Gold Mining Co., LTD (f)                                          890,965
         29,492   Impala Platinum Holdings LTD (f)                                        2,475,154

        346,317   Massmart Holdings LTD (f)                                               2,429,683
        608,277   Steinhoff International Holdings LTD (f)                                1,352,748
                                                                                    ---------------
                                                                                          8,495,391
                  SOUTH KOREA -- 13.8%
        382,270   Daeduck Electronics Co. * (f)                                           3,112,480
         17,690   Daelim Industrial Co., LTD (f)                                            953,501
         65,226   Kookmin Bank (f)                                                        2,816,550
          5,675   Samsung Electronics Co., LTD (f)                                        2,740,275
          8,490   Shinsegae Co., LTD (f)                                                  2,386,098
         87,419   SK Telecom Co., LTD, ADR                                                1,744,883
                                                                                    ---------------
                                                                                         13,753,787
                  TAIWAN -- 13.1%
      4,028,000   China Development Financial Holding Corp * (f)                          1,702,446
      4,459,000   CMC Magnetics Corp. (f)                                                 1,978,409
      3,055,000   Premier Image Technology Corp. (f)                                      3,378,672
        945,649   Quanta Computer, Inc. (f)                                               1,573,870
      1,566,096   Synnex Technology International Corp. (f)                               2,216,143
      1,658,751   Tong Yang Industry (f)                                                  2,396,946
                                                                                    ---------------
                                                                                         13,246,486
                  THAILAND -- 2.8%
      2,905,000   Kiatnakin Public Finance Co., LTD                                       2,825,143
                  TURKEY -- 3.6%
        108,564   Anadolu Efes Biracilik Ve Malt Sanayii AS (f)                           2,203,542
        555,155   Hurriyet Gazetecilik AS (f)                                             1,438,290
                                                                                    ---------------
                                                                                          3,641,832
                  ---------------------------------------------------------------------------------
                  Total Common Stocks                                                    91,312,867
                  (Cost $69,573,578)
                  ---------------------------------------------------------------------------------
                  PREFERRED STOCKS -- 1.1%
                  BRAZIL -- 1.1%
        654,022   Itausa Investimentos Itau SA (Brazil)                                   1,126,461
                  (Cost $747,360)
---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 91.8%                                        $    92,439,328
                  (COST $70,320,938)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.2%                           8,297,407
                  NET ASSETS -- 100.0%                                                  100,736,735
---------------------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $100,736,735.

Summary of Investments by Industry, January 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                  PERCENTAGE
-----------------------------------------------------
Telecommunications                               14.3%
Banking                                           7.6
Retailing                                         7.4
Financial Services                                6.9
Electronics/Electrical Equipment                  6.8
Computers/Computer Hardware                       5.7
Metals/Mining                                     5.4
Oil & Gas                                         5.0
Pharmaceuticals                                   4.8
Real Estate                                       4.0
Telecommunications Equipment                      3.7
Manufacturing                                     3.4
Chemicals                                         2.5
Automotive                                        2.4
Entertainment/Leisure                             2.2
Food/Beverage Products                            2.2
Insurance                                         2.0
Appliances & Household Durables                   1.8
Multi-Media                                       1.4
Consumer Products                                 1.3
Construction                                      0.9
-----------------------------------------------------
Total                                            91.7%

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows:

                           GROSS                GROSS             NET UNREALIZED
    AGGREGATE            UNREALIZED           UNREALIZED           APPRECIATION
       COST             APPRECIATION         DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------
$       70,320,938   $       24,483,932   $       (2,365,542)   $       22,118,390

Abbreviations

*      -   Non - income producing security.
#      -   All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(f)    -   Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

           MARKET VALUE                 PERCENTAGE
           ------------                 ----------
           $   49,800,737                    49.44%

ADR    -   American Depository Receipt.
GDR    -   Global Depositary Receipt.
Ser.   -   Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Institutional Funds
            --------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 28, 2005
     --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 28, 2005
    ---------------------------------

By (Signature and Title)   /s/ George C.W. Gatch
                        --------------------------------------------------------
                           George C.W. Gatch, President

Date  March 28, 2005
    ---------------------------------